Advances from Federal Home Loan Bank - Scheduled Maturities of FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Banks [Abstract]
2014, Fixed rate	$ 5,000
2015, Fixed rate
2016, Fixed rate	4,000
2017, Fixed rate	27,000
2018, Fixed rate
Thereafter, Fixed rate	10,780
Total, Fixed rate	$ 46,780
2014, Average cost	0.20%
2015, Average cost
2016, Average cost	5.34%
2017, Average cost	4.37%
2018, Average cost
Thereafter, Average cost	3.13%
Average cost	3.72%	4.09%